11. Related Parties	6 Months Ended
Jun. 30, 2019
Related Parties
Related Parties

11.     Related parties

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €100 and €195 (€93 and €185), remuneration of managing directors and other key management personnel amounted to €708 and €1,414 (€577 and €1,073) in the three and six months ended June 30, 2019 (2018). The Group incurred termination expenses of €264 related to the former CSO, Martin Treder, who will continue as consultant to the Group.

The Group recognized share-based payment expenses of €19 and €40 (€11 and €23) for supervisory directors and €320 and €723 (€436 and €681) for managing directors in the three and six months ended June 30, 2019 (2018).

The following table provides the transaction amounts and outstanding balances for supervisory board remuneration.

	Transaction volume				Outstanding balances
	Three months ended	Six months ended	Three months ended	Six months ended	June 30,	December 31,
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018	2019	2018
Dr. Ulrich Grau	17	32	16	32	20	21
Dr. Thomas Hecht	32	59	29	59	21	21
Dr. Richard Stead	—	—	10	21	—	—
Berndt Modig	12	24	12	22	9	10
Ferdinand Verdonck	14	28	15	29	10	11
Dr. Bernhard Ehmer	14	28	10	21	17	17
Mathieu Simon	13	24	—	1	9	—